FINANCIAL INSTRUMENTS Narrative (Details) - Credit Facility Due 2026 [Member] $ in Billions	May 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 3.0
Borrowings, adjustment to interest rate basis	1.125%
Line of credit, standby rate	0.11%